Schedule I - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2017
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure
Schedule I — Condensed Financial Information of Registrant

SPRINGLEAF FINANCE CORPORATION
Condensed Balance Sheets

(dollars in millions)
December 31,	2017	2016

Assets

Cash and cash equivalents	$148	$96
Investment in subsidiaries	7,062	7,107
Notes receivable from parent and affiliates	2,334	1,992
Restricted cash	9	5
Other assets	159	188
Total assets	$9,712	$9,388

Liabilities and Shareholder’s Equity

Long-term debt	$4,824	$4,162
Intercompany note payable	436	409
Deferred and accrued taxes	46	164
Other liabilities	1,004	1,380
Total liabilities	6,310	6,115
Shareholder’s equity	3,402	3,273
Total liabilities and shareholder’s equity	$9,712	$9,388

See Notes to Condensed Financial Statements.
SPRINGLEAF FINANCE CORPORATION
Condensed Statements of Operations and Comprehensive Income (Loss)

(dollars in millions)
Years Ended December 31,	2017	2016	2015

Interest income on notes receivable from parent and affiliates	131	104	56
Interest expense	430	459	502
Net interest expense	(299)	(355)	(446)

Other revenues:
Investments	2	1	13
Net loss on repurchases and repayments of debt	(26)	(14)	—
Other revenues	6	4	—
Total other revenues	(18)	(9)	13

Other expenses	41	9	1
Income (loss) before income tax expense (benefit)	(358)	(373)	(434)
Provision for (benefit from) income taxes	(118)	(138)	(160)
Equity in undistributed net income (loss) from subsidiaries	392	477	73
Net income (loss)	152	242	(201)
Other comprehensive income (loss), net of tax	12	27	(36)
Comprehensive income (loss)	$164	$269	$(237)

See Notes to Condensed Financial Statements.
SPRINGLEAF FINANCE CORPORATION
Condensed Statements of Cash Flows

(dollars in millions)
Years Ended December 31,	2017	2016	2015

Net cash provided by (used for) operating activities	$(601)	$557	$173

Cash flows from investing activities
Cash advances on notes receivable with parent and affiliates	(4,322)	(5,827)	(2,256)
Payments received on notes receivable with parent and affiliates	3,980	4,683	2,968
Distributions from subsidiaries	413	499	326
Capital contribution to subsidiary (a)	—	—	(3,393)
Sale of available-for-sale securities	—	10	2,306
Net cash provided by (used for) investing activities	71	(635)	(49)

Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions	1,861	995	—
Repayment of long-term debt	(1,302)	(1,020)	(798)
Proceeds from intercompany note payable	27	24	392
Repayments on intercompany note payable	—	(1)	(7)
Net cash provided by (used for) financing activities	586	(2)	(413)

Net change in cash and cash equivalents and restricted cash and restricted cash equivalents	56	(80)	(289)
Cash and cash equivalents and restricted cash and restricted cash equivalents at beginning of period	101	181	470
Cash and cash equivalents and restricted cash and restricted cash equivalents at end of period	$157	$101	$181

Supplemental cash flow information
Cash and cash equivalents	$148	$96	$178
Restricted cash and restricted cash equivalents	9	5	3
Total cash and cash equivalents and restricted cash and restricted cash equivalents	$157	$101	$181

Supplemental non-cash activities
Non-cash contribution of Independence	$—	$—	$1,100

(a) Contribution to Springleaf Financial Cash Services, Inc. a wholly owned subsidiary of SFC, for funding its intercompany note to Independence. On November 12, 2015, Independence borrowed $3.4 billion under the note to fund a portion of the purchase price for the OneMain Acquisition.

See Notes to Condensed Financial Statements.
SPRINGLEAF FINANCE CORPORATION
Notes to Condensed Financial Statements

1. Accounting Policies

Springleaf Finance Corporation (“SFC”) records its investments in subsidiaries at cost plus the equity in undistributed (overdistributed) comprehensive income from subsidiaries since the date of incorporation or, if purchased, the date of the acquisition. The condensed financial statements of the registrant should be read in conjunction with SFC’s consolidated financial statements.

2. Related Party Transactions

Notes Receivable from Affiliates

SFC provides funding to its parent, SFI, and to most of its subsidiaries for lending activities. SFC charges SFI and these subsidiaries for this funding based on SFC’s cost of funds plus a spread, as specified in the respective note agreements.

Notes receivable from parent and affiliates consisted of the following:

(dollars in millions)	December 31, 2017	December 31, 2016

SFC parent (SFI)	$390	$285
OMFH (a)	1,214	530
SCSI	539	950
Notes for subsidiary securitizations	191	227
Total	$2,334	$1,992

(a) SFC has, from time to time, amended the OMFH note to increase the maximum amount that may be advanced to OMFH. At December 31, 2017, the maximum amount that may be advanced totaled $1.6 billion.

Note Payable to Affiliate

On January 1, 2015, SFC entered into a note with Springleaf Acquisition Corporation (SAC), whereby SFC initially borrowed $374 million. The note was amended effective December 31, 2017 and, under the amended terms, is payable in full on December 31, 2020 with an aggregate amount outstanding not to exceed $500 million. Under the terms, SAC may request payment of the note and SFC may repay the note in whole or in part at any time without premium or penalty. The interest rate for the UPB is the borrower’s cost of funds rate plus 25 bps. At December 31, 2017 and 2016, $436 million and $409 million was drawn under the note, respectively. Interest expense on the note payable was $27 million and $24 million in 2017 and 2016, respectively and is reported in interest expense.

Other Assets

SFC has income tax receivable balances with its subsidiaries and affiliates under a tax sharing agreement. The balances for these amounts were $140 million and $187 million at December 31, 2017 and 2016, respectively and are included in other assets.

Other Liabilities

SFC and its direct and indirect subsidiaries incur obligations for various services including short term funding of loan originations from OGSC. These transactions are generally funded through intercompany clearing accounts that are centrally processed through OGSC which acts as a funding clearing house for the transactions between the various subsidiaries of SFC.  SFC’s payable to OGSC under this funding structure was $1.0 billion and $1.4 billion at December 31, 2017 and 2016 respectively and is included in other liabilities

3. Long-term Debt

Principal maturities of long-term debt at December 31, 2017 were as follows:

(dollars in millions)

2018	—
2019	700
2020	1,300
2021	650
2022	1,000
2023-2067	1,525
Total principal maturities	$5,175

Total carrying amount	$4,824

See Note 13 of the Notes to Consolidated Financial Statements in Part II - Item 8 included in this report for information regarding the following Guaranty Agreements:

•	5.625% SFC Notes

•	6.125% SFC Notes

•	8.25% SFC Notes

•	5.25% SFC Notes

•	Other SFC Notes